UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check Here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):|_| is a restatement.
				 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vertex One Asset Management Inc.
Address: 1920-1177 West Hastings Street
	 Vancouver, British Columbia V6E 2K3

Form 13F File Number: 028-12402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeffrey D. McCord
Title: Managing Director
Phone: 604-681-5787

Signature, Place, and Date of Signing:

Jeffrey D. McCord   Vancouver, British Columbia        Feb 14, 2011
-----------------   --------------------------- 	------------
   [Signature] 		 [City, State] 		          [Date]





Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

[If there are no entries in this list, omit this section.]


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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: Seven

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total: $377,452 USD (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number          Name

01  028-12401                     Vertex Fund
02  028-12398                     Rocky Mountain Investments Ltd.
03  028-12399                     Simkor Investments Ltd.
04  028-12406                     589321 BC Ltd.
05  028-12408                     Jeffrey McCord
06  028-12407                     John Thiessen
07  028-12403                     Matthew Wood


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		             TITLE OF	           VALUE X  PRN        SH/ PUT/ INVST OTHER                 VOTING AUTHORITY
NAME OF ISSUER	             CLASS	CUSIP      ($1,000) AMT        PUT CALL DISCR MANAGERS              SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Airtran Hldgs Inc	     NOTE	00949P108  4,743    650,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Alcon Inc		     COM SHS	H01301102  15,327   95,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Alexco Resource Corp	     COM	01535P106  3,056    375,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Anglogold Ashanti Hldgs Fin  MAND BD CV	03512Q206  82,892   1,513,512  SH	SOLE  01 02 03 04 05 06 07  SOLE
Apple Inc		     COM	037833100  12,739   40,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Ascent Media Corp	     COM SER A	043632108  3,188    83,298     SH	SOLE  01 02 03 04 05 06 07  SOLE
Atlas Energy Inc	     COM	049298102  6,877    158,400    SH	SOLE  01 02 03 04 05 06 07  SOLE
Bank of America Corporation  PFD	060505682  3,012    3,188      SH	SOLE  01 02 03 04 05 06 07  SOLE
Barclays BK PLC		     IPATH	06740C519  8,116    125,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Bucyrus Intl Inc New	     COM	118759109  7,503    85,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
CNA Surey Corp 		     COM	12612L108  2,911    124,500    SH	SOLE  01 02 03 04 05 06 07  SOLE
Commscope Inc		     COM	203372107  1,541    50,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Del Monte Foods Co	     COM	24522P103  3,596    193,700    SH	SOLE  01 02 03 04 05 06 07  SOLE
Dillards Inc		     CL A	254067101  8,425    224,900    SH	SOLE  01 02 03 04 05 06 07  SOLE
Enerplus Red FD		     UNIT	29274D604  1,469    48,200     SH	SOLE  01 02 03 04 05 06 07  SOLE
Genzyme Corp		     COM	372917104  8,436    120,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Gran Tierra Energy Inc	     COM	38500T101  795 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Greenlight Capital Re Ltd    Cl A	G4095J109  529 	    20,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Hartford Finl Svcs Group Inc PFD	416515708  7,434    294,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
King Pharmaceuticals Inc     COM	495582108  4,855    350,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Kinross Gold Corp	     COM	496902404  24 	    1,300      SH	SOLE  01 02 03 04 05 06 07  SOLE
Market Vectors ETF Tr	     ETF	57060U100  11,410   188,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Marshall & Ilsley Corp New   COM	571837103  2,391    350,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
McAfee Inc		     COM	579064106  7,705    168,500    SH	SOLE  01 02 03 04 05 06 07  SOLE
Motorola Inc		     COM	620076109  4,030    450,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
North Amern Palladium Ltd    COM	656912102  685 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Pan American Silver Corp     COM	697900108  3,475    260,228    SH	SOLE  01 02 03 04 05 06 07  SOLE
Pengrowth Energy TR	     TR UNIT	706902509  1,168    92,000     SH	SOLE  01 02 03 04 05 06 07  SOLE
Penn West Energy TR	     TR UNIT	707885109  3,887    164,100    SH	SOLE  01 02 03 04 05 06 07  SOLE
Promotora De Informaciones   ADR  	74343G303  6,435    683,164    SH	SOLE  01 02 03 04 05 06 07  SOLE
Provident Energy TR	     TR UNIT	74386K104  786 	    100,000    SH	SOLE  01 02 03 04 05 06 07  SOLE
Sabra Health Care REIT INC   COM	78573L106  1,817    99,999     SH	SOLE  01 02 03 04 05 06 07  SOLE
Sandisk Corp		     NOTE	80004CAC5  3,248    3,400,000  SH	SOLE  01 02 03 04 05 06 07  SOLE
Silver Wheaton Corp	     COM	828336107  6,100    157,500    SH	SOLE  01 02 03 04 05 06 07  SOLE
Sonde Res Corp		     COM	835426107  1,737    480,323    SH	SOLE  01 02 03 04 05 06 07  SOLE
Sun Healthcare Group Inc New COM	86677E100  456 	    36,499     SH	SOLE  01 02 03 04 05 06 07  SOLE
Wells Fargo & Co New	     Perp Pfd	949746804  10,732   10,864     SH	SOLE  01 02 03 04 05 06 07  SOLE
Whiting Pete Corp New	     Perp Pfd	966387201  827 	    3,000      SH	SOLE  01 02 03 04 05 06 07  SOLE
Windstream Corp		     COM	97381W104  4,117    299,094    SH	SOLE  01 02 03 04 05 06 07  SOLE

AMERICAN CAPITAL AGENCY CORP COM	02503X105  517 	    18,000     SH 	SOLE  02 03 04 05 06 07     SOLE
ANGLOGOLD ASHANTI HLDGS FIN  MAND BD CV	03512Q206  2,951    53,200     SH	SOLE  02 03 04 05 06 07     SOLE
Annaly Cap Mgmt Inc	     COM	035710409  568 	    31,700     SH	SOLE  02 03 04 05 06 07     SOLE
Apple Inc		     COM	037833100  1,787    5,540      SH	SOLE  02 03 04 05 06 07     SOLE
Aspen Insurance Holdings Ltd SHS	G05384105  3,024    105,650    SH	SOLE  02 03 04 05 06 07     SOLE
ASPEN INSURNACE HOLDINGS LTD PFD	G05384113  1,082    19,700     SH	SOLE  02 03 04 05 06 07     SOLE
BANCO SANTANDER SA	     ADR	05964H105  1,249    117,241    SH	SOLE  02 03 04 05 06 07     SOLE
BANK MONTREAL QUE	     COM	063671101  1,464    25,300     SH	SOLE  02 03 04 05 06 07     SOLE
Bank of America Corporation  COM	060505104  921 	    69,020     SH	SOLE  02 03 04 05 06 07     SOLE
BCE INC			     COM NEW	05534B760  271 	    7,600      SH	SOLE  02 03 04 05 06 07     SOLE
BEAZER HOMES USA INC	     NT SUB	07556Q402  3,775    134,900    SH	SOLE  02 03 04 05 06 07     SOLE
BRISTOL MYERS SQUIBB CO	     COM	110122108  1,636    61,800     SH	SOLE  02 03 04 05 06 07     SOLE
CDN IMPERIAL BK OF COMMERCE  COM	136069101  1,356    17,200     SH	SOLE  02 03 04 05 06 07     SOLE
Celestica Inc		     SHS	15101Q108  1,546    159,150    SH	SOLE  02 03 04 05 06 07     SOLE
Citigroup Inc		     COM	172967101  1,774    375,145    SH	SOLE  02 03 04 05 06 07     SOLE
CITIGROUP INC	 	     UNIT	172967416  2,823    20,650     SH	SOLE  02 03 04 05 06 07     SOLE
Dillards Inc		     CL A	254067101  1,483    39,100     SH	SOLE  02 03 04 05 06 07     SOLE
Disney Walt Co		     COM DISNEY	254687106  375 	    10,000     SH	SOLE  02 03 04 05 06 07     SOLE
FIBERTOWER CORP		     NOTE	31567RAC4  1,201    1,055,000  SH	SOLE  02 03 04 05 06 07     SOLE
Firstservice Corp	     SDCV 	33761NAA7  626 	    500,000    SH	SOLE  02 03 04 05 06 07     SOLE
General Electric Co	     COM	369604103  785 	    42,900     SH	SOLE  02 03 04 05 06 07     SOLE
Genworth Finl Inc	     COM Cl A	37247D106  3,309    251,800    SH	SOLE  02 03 04 05 06 07     SOLE
Hartford Finl Svcs Group Inc PFD	416515708  512 	    20,000     SH	SOLE  02 03 04 05 06 07     SOLE
Ingersoll-Rand PLC	     SHS	G47791101  5,486    116,500    SH	SOLE  02 03 04 05 06 07     SOLE
JPMorgan Chase & Co	     COM	46625H100  806 	    19,000     SH	SOLE  02 03 04 05 06 07     SOLE
Keycorp New		     COM	493267108  971 	    109,700    SH	SOLE  02 03 04 05 06 07     SOLE
KEYCORP NEW		     PFD	493267405  343 	    3,200      SH	SOLE  02 03 04 05 06 07     SOLE
Kingsway Finl Svcs Inc	     COM	496904103  175 	    125,000    SH	SOLE  02 03 04 05 06 07     SOLE
Level 3 Communications Inc   NOTE	52729NBF6  25 	    25,000     SH	SOLE  02 03 04 05 06 07     SOLE
LILLY ELI & CO		     COM	532457108  203 	    5,800      SH	SOLE  02 03 04 05 06 07     SOLE
MANULIFE FINL CORP	     COM	56501R106  319 	    18,500     SH	SOLE  02 03 04 05 06 07     SOLE
Mattel Inc		     COM	577081102  9,905    389,500    SH	SOLE  02 03 04 05 06 07     SOLE
MERCK & CO INC NEW	     COM	58933Y105  2,125    58,970     SH	SOLE  02 03 04 05 06 07     SOLE
Montpelier Re Holdings Ltd   SHS	G62185106  9,795    491,200    SH	SOLE  02 03 04 05 06 07     SOLE
Old Rep Intl Corp	     COM	680223104  1,159    85,000     SH	SOLE  02 03 04 05 06 07     SOLE
Oncolytics Biotech Inc	     COM	682310107  880 	    130,000    SH	SOLE  02 03 04 05 06 07     SOLE
Pan American Silver Corp     COM	697900108  1,793    43,500     SH	SOLE  02 03 04 05 06 07     SOLE
Partnerre Ltd		     COM	G6852T105  9,610    119,600    SH	SOLE  02 03 04 05 06 07     SOLE
Pfizer Inc		     COM	717081103  5,822    332,500    SH	SOLE  02 03 04 05 06 07     SOLE
Platinum Underwriter Hldgs   COM	G7127P100  10,901   242,400    SH	SOLE  02 03 04 05 06 07     SOLE
Plum Creek Timber Co Inc     COM	729251108  1,786    47,700     SH	SOLE  02 03 04 05 06 07     SOLE
QLT Inc			     COM	746927102  2,665    361,800    SH	SOLE  02 03 04 05 06 07     SOLE
Regions Financial Corp New   COM	7591EP100  1,254    179,200    SH	SOLE  02 03 04 05 06 07     SOLE
SANDISK CORP		     NOTE	80004CAC5  2,032    2,100,000  SH	SOLE  02 03 04 05 06 07     SOLE
SEADRILL LIMITED	     SHS	G7945E105  2,412    71,112     SH	SOLE  02 03 04 05 06 07     SOLE
Silver Wheaton Corp	     COM	828336107  1,785    45,500     SH	SOLE  02 03 04 05 06 07     SOLE
Sprint Nextel Corp	     COM SER 1	852061100  495 	    117,000    SH	SOLE  02 03 04 05 06 07     SOLE
Starwood Ppty Tr Inc	     COM	85571B105  202 	    9,400      SH	SOLE  02 03 04 05 06 07     SOLE
SUN LIFE FINL INC	     COM	866796105  494 	    16,300     SH	SOLE  02 03 04 05 06 07     SOLE
Suntrust Bks Inc	     COM	867914103  1,219    41,300     SH	SOLE  02 03 04 05 06 07     SOLE
Synovus Finl Corp	     COM	87161C105  1,078    114,800    SH	SOLE  02 03 04 05 06 07     SOLE
Valeant Pharmaceuticals Intl COM	91911K102  2,484    87,288     SH	SOLE  02 03 04 05 06 07     SOLE
Validus Holdings Ltd	     COM SHS	G9319H102  104 	    3,400      SH	SOLE  02 03 04 05 06 07     SOLE
Wells Fargo& Co New	     COM	949746101  555 	    17,919     SH	SOLE  02 03 04 05 06 07     SOLE
Weyerhaeuser Co		     COM	962166104  23 	    1,226      SH	SOLE  02 03 04 05 06 07     SOLE
XL Group PLC		     COM	G98290102  2,577    118,100    SH	SOLE  02 03 04 05 06 07     SOLE
Zions Bancorporation	     COM	989701107  2,460    101,533    SH	SOLE  02 03 04 05 06 07     SOLE

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